ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 29, 2017
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	December 29,	December 30,
	2017	2016
Billed	$30,250,000	$25,909,000
Unbilled (1)	24,732,000	18,988,000
Contract retentions	8,560,000	5,161,000
	63,542,000	50,058,000
Allowance for doubtful accounts	(369,000)	(785,000)
	$63,173,000	$49,273,000
(1)	Unbilled portion represents costs and estimated earnings in excess of billings on uncompleted contracts which is presented separately from accounts receivable on the consolidated balance sheets.

Schedule of the movements in the allowance for doubtful accounts

	Fiscal Year
	2017	2016	2015
Balance as of the beginning of the year	$785,000	$760,000	$662,000
(Recovery of) provision for doubtful accounts	(189,000)	216,000	586,000
Write-offs of uncollectible accounts	(227,000)	(191,000)	(488,000)
Balance as of the end of the year	$369,000	$785,000	$760,000